7. Debt	9 Months Ended	11 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt
7. Debt

The following table sets forth the outstanding indebtedness of the Company at the date indicated. Inter-company transactions have been eliminated in the consolidated balance sheet:

Description	Total Due at September 30, 2013	Total Due at December 31, 2012
Related party notes
Suprafin, Ltd.	$350,727	$785,929
Robert Dickey	240,000	540,000
Bass Energy	500,000	500,000
Total related party notes payable	$1,090,727	$1,825,929

Notes payable
Banco de Chile Loan	$–	$45,541
Walker River Investments	–	270,988
Land Purchase Balance	349,944	367,763
Total notes payable	$349,944	$684,292

Convertible notes, net
Magna Group LLC	$238,213	$205,589
July 2013 Convertible Notes	77,851	–
Total beneficial conversion liability	$316,064	$205,589

From February 2012 through September 30, 2013, Suprafin, Ltd. (“Suprafin”) provided the Company a total of $3,467,879 in non-interest bearing unsecured demand loans to enable Bluestone to pay the balance of the purchase price for the Sulfatos Acquisition and for working capital purposes. Zirk de Maison (formerly Engelbrecht), currently a member of the Board of Directors, and formerly the Chief Executive Officer, of the Company, is the owner of Suprafin. In April 2012 Suprafin assigned $570,988 of the loans to Walker River Investments, Corp (“Walker”) and in December 2012 Suprafin assigned an additional $250,000 of the loans to Walker which the Company was informed of in May 2013. In May 2012, Suprafin agreed to cancel $429,000 of these loans in exchange for 100,000 shares of Series A Preferred Stock. In May 2013 Suprafin agreed to cancel an additional $172,000 of these loans in exchange for 17,200 shares of Preferred Series A Stock at $10 per share. As of September 30, 2013, the Company had repaid $1,695,164 of these loans, and the outstanding balance of these loans was $350,727. $296,798 represented the additional advances made by Suprafin, Ltd during the nine month period ended September 30, 2013.

In December 2012, Walker sold $300,000 of their loans to Magna Group LLC (“Magna”) in three increments of $100,000 each, and the Company issued to Magna a series of convertible notes (the “Magna Notes”) for the principal amount which bear interest at the rate of 8% per annum. These Magna Notes are convertible into stock of the Company at a discount of 37.5% from the lowest Trading Price the day prior to the execution of the Magna Notes and contain a one-time price reset which allows Magna to take a 37.5% discount from the lowest trading price on the day prior to the day the investor chooses to exercise the reset. We evaluated original issue discount feature derived from the conversion option of this note as of December 31, 2012 and deemed it to be $180,000. Magna chose to convert $100,000 as of December 31, 2012 which represented a $160,000 value with the debt discount of these Magna Notes into 177,714 shares of Common Stock. In February and March 2013, Magna chose to convert the remaining $200,000 which represented a $322,141 value with the debt discount and $2,141 interest of these Magna Notes into 604,357 shares of Common Stock. In March 2013, we recognized $120,803 in amortized debt discount related to these notes. The amount was recorded as interest expense.

In January and February 2013, Walker sold an additional $270,988 of their loans to Magna in two increments of $125,000 and $145,988, and the Company issued to Magna a series of convertible Magna Notes for the principal amount which bear interest at the rate of 8% per annum. These Magna Notes were convertible into stock of the Company at a discount of 37.5% from the lowest Trading Price the day prior to the execution of the Magna Notes and contain a one-time price reset which allows Magna to take a 37.5% discount from the lowest trading price on the day prior to the day the investor choses to exercise the reset. On March 26, 2013, Magna chose to convert $65,000 of the $125,000 loan, which represented a $104,000 value with the debt discount, into 179,311 shares of Common Stock. On April 25, 2013, Magna chose to convert the remaining $60,000 of the $125,000 loan, which represented a $96,209 value with the debt discount, into 208,696 shares of Common Stock.

On June 7, 2013 Walker sold an additional $250,000 of their loans to Magna and the Company and Magna agreed to cancel all outstanding prior Magna Notes (which had a principal balance due of $145,988 and interest due of $10,283) in exchange for a new Magna Note which was issued to Magna for the principal amount of $406,271. This new Magna Note is convertible into stock of the Company at a discount of 35% from the lowest Trading Price the five (5) days prior to the execution of the Magna Note and contain six price resets which allows Magna to take a 35% discount from the lowest trading price on the day prior to the day the investor chooses to exercise the reset. The total balance due to Magna, including accrued interest of $16,557, was $420,245, net of unamortized debt discount of $305,683 as of June 30, 2013. As of June 30, 2013, we recognized $205,744 in amortized debt discount related to this Magna Note. The amount was recorded as interest expense. From July through September 2013 Magna chose to convert $152,378 of this Magna Note, which represented a $234,429 value with the debt discount, into 1,027,506 shares of Common Stock leaving a balance due to Magna, including accrued interest of $19,471, of $238,213, net of unamortized debt discount of $165,873as of September 30, 2013.

From September through December 2012, the Company borrowed a total of $1,040,000 for working capital purposes from Robert Dickey, currently an alternate member of the Board of Directors and Bass Energy. Bill Hlavin, currently a member of the Board of Directors is the owner of Bass Energy. In May 2013 Robert Dickey agreed to cancel $300,000 of his loans in exchange for 30,000 shares of Preferred Series A Stock at $10 per share leaving a balance due of $740,000, $500,000 to Bass Energy and $240,000 to Robert Dickey. These loans are non-interest bearing, unsecured demand loans to be repaid from a future financing or from operating cash flows. These loans are personally guaranteed by Zirk de Maison.

From January through June 2013, the Company borrowed a total of $34,000 for working capital purposes from Global Investments I LLC. William Farley, currently our Chief Executive Officer and a member of the Board of Directors, is the owner of Global Investments I, LLC. In May 2013 Global Investments I agreed to cancel the full balance of $34,000 of these loans and contributed an additional $266,000 in exchange for 30,000 shares of Preferred Series A Stock at $10 per share.

In July 2013 the Company borrowed a total of $69,000 in Convertible Notes payable to unrelated third parties for working capital purposes. These Convertible Notes bear interest at the rate of 8% per annum and are redeemable in 18 months or convertible after six months into shares of the Company’s Common Stock at a price equal to 60% of the average of the variable weighted average price for the 10 trading days prior to the date of conversion. The Company accrued $2,441 in interest expense for the three months ended September 30, 2013 for these Convertible Notes. The balance due on these Convertible Notes as of September 30, 2013 was $70,156. We have evaluated original issue discount feature derived from the conversion option of these Convertible Notes upon their issuance and deemed it to be $48,441. As of September 30, 2013, we recognized $6,410 in amortized debt discount related to these notes. The amount was recorded as interest expense. The balance due under these Convertible Notes, including accrued interest of $2,441, was $77,851, net of unamortized debt discount of $39,590 as of September 30, 2013.

In April 2012, Sulfatos borrowed $40,500,223 CLP, or approximately $79,454 US dollars, from Banco de Chile for working capital purposes. This loan bears interest at the rate of 13.43% per annum and was due on March 31, 2013. Monthly payments of principal and interest in the amount of $7,343,229 CLP, or approximately $15,608 US dollars, commenced on October 1, 2012. As of September 30, 2013, the outstanding balance of this loan had been paid in full. The Company paid $3,559,151 CLP, or approximately $7,532 US dollars in interest expense related to these notes.

Defaulted Senior Notes

Sulfatos currently owes $176,011,132 CLP, or approximately $349,944 US dollars, for the last two payments of the land acquired in the first quarter of 2011. This debt is currently in default. There is no default rate on the note.

The following table sets forth the outstanding indebtedness of the Company at the date indicated. Inter-company transactions have been eliminated in the consolidated balance sheet:

Description	Total Due at December 31, 2012
Related party notes
Suprafin, Ltd.	$785,929
Robert Dickey	540,000
Bass Energy	500,000
Total related party notes payable	$1,825,929

Notes payable
Walker River Investments	$270,988
Banco de Chile Loan	45,541
Land Purchase Balance	367,763
Total notes payable	$684,292

Convertible notes
Magna Group LLC	$205,589
Total beneficial conversion liability	$205,589

From February through December 2012, Suprafin, Ltd. (“Suprafin”) provided the Company a total of $3,171,381 in non-interest bearing unsecured demand loans to enable Bluestone to pay the balance of the purchase price for of the Sulfatos Acquisition and for working capital purposes. Zirk Engelbrecht, currently a member of the Board of Directors, and formerly the Chief Executive Officer, of Lustros, is the owner of Suprafin. In April 2012 Suprafin assigned $570,988 of the loans to Walker River Investments, Corp (“Walker”). In May 2012, Suprafin agreed to cancel $429,000 of these loans in exchange for 100,000 shares of Series A Preferred Stock. As of December 2012, the Company had repaid an additional $1,385,464 of these loans, and the outstanding balance of these loans was $785,929.

In December 2012, Walker sold $300,000 of their loans to Magna Group LLC (“Magna”) in three increments of $100,000 each, and the Company issued to Magna a series of convertible notes (the “Magna Notes”) for the principal amount which bear interest at the rate of 8% per annum. These Magna Notes are convertible into stock of the Company at a discount of 37.5% from the lowest Trading Price the day prior to the execution of the Magna Notes and contain a one-time price reset which allows Magna to take a 37.5% discount from the lowest trading price on the day prior to the day the investor choses to exercise the reset. We have evaluated original issue discount feature derived from the conversion option of this note as of December 31, 2012 and deemed it to be $180,000. Magna chose to convert $100,000 which represented $160,000 value with the debt discount of these Magna Notes into 177,714 shares of Common Stock as of December 31, 2012. The total balance due to Magna was $205,589, net of unamortized debt discount of $114,411 at December 31, 2012. As of December 31, 2012, we recognized $65,589 in amortized debt discount related to these notes, the amount was recorded as interest expense.

From September through December 2012, the Company borrowed a total of $1,040,000 for working capital purposes from Robert Dickey, currently an alternate member of the Board of Directors and Bass Energy. Bill Hlavin, currently a member of the Board of Directors is the owner of Bass Energy. These loans are non-interest bearing, unsecured demand loans to be repaid from a future financing or from operating cash flows. These loans are personally guaranteed by Zirk Engelbrecht.

In April 2012, Sulfatos borrowed $40,500,223 CLP, or approximately $79,454 US dollars, from Banco de Chile for working capital purposes. This loan bears interest at the rate of 13.43% per annum and is due on March 31, 2013. Monthly payments of principal and interest in the amount of $7,343,229 CLP, or approximately $15,608 US dollars, commenced on October 1, 2012. As of December 31, 2012, the outstanding balance of this loan was $21,796,082 CLP, or approximately $45,541 US dollars. The company paid approximately $5,732 US in interest expense related to these notes.

Sulfatos currently owes $176,011,132 CLP, or approximately $367,763 US dollars, for the last two payments of the land acquired in the first quarter of 2011.